Significant Transactions	3 Months Ended
Jan. 31, 2024
Significant Transactions [Abstract]
Significant Transactions
NOTE 8: SIGNIFICANT TRANSACTION
Acquisition of Cowen Inc.
On March 1, 2023, the Bank completed

the acquisition of Cowen Inc. (“Cowen”). The acquisition

advances the Wholesale Banking segment’s long-term

growth
strategy in the U.S. and adds complementary

products and services to the Bank’s existing

businesses. The results of the acquired

business have been
consolidated by the Bank from the closing date

and primarily reported in the Wholesale Banking

segment. Consideration included $
1,500

million
(US$ 1,100

million) in cash for
100 % of Cowen’s common shares outstanding, $ 253

million (US$
186

million) for the settlement of Cowen’s Series A Preferred
Stock, and $ 205

million (US$
151

million) related to the replacement of

share-based payment awards.
The acquisition was accounted for as a business

combination under the purchase method.

The purchase price allocation can be adjusted

during the
measurement period, which shall not exceed

one year from the acquisition date, to reflect

new information obtained about facts and

circumstances. The
acquisition contributed $ 10,800

million (US$
7,933

million) of assets and $
9,884

million (US$
7,261

million) of liabilities. The excess of accounting

consideration
over the fair value of the tangible net assets

acquired is allocated to other intangible assets

of $
298

million (US$
219

million) net of taxes, and goodwill of
$ 744

million (US$
546

million). Goodwill is not deductible for tax purposes.
The Bank plans to dispose of certain non-core

businesses that were acquired in connection

with the Cowen acquisition. These non-core

businesses are
disposal groups which meet the criteria

to be classified as held for sale and are measured

at the lower of their carrying amount and

fair value less costs to sell. The
assets and liabilities of these disposal groups

are recorded in Other assets and Other liabilities,

respectively, on the Interim Consolidated Balance Sheet. During
the three months ended January 31, 2024,

the Bank disposed of Cowen’s legacy prime brokerage

and outsourced trading business that

was classified as held for
sale. As at January 31, 2024, assets of $ 699

million (October 31, 2023 – $
1,958

million) and liabilities of $
235

million (October 31, 2023 – $
1,291

million) were
classified as held for sale.